Employee Benefits Expense - Summary of Employee Expenses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Classes Of Employee Benefits Expense [Abstract]
Wages and salaries	$ (489,118)	$ (400,513)		$ (473,127)
Post-employment benefit obligations expense	(20,003)	(13,095)		(14,677)
Social security and other contributions	(257,185)	(198,822)		(243,835)
Other employee expenses	(71,678)	(13,672)		(13,268)
Total	$ (837,984)	$ (626,102)	[1]	$ (744,907)	[1]

[1]	As Restated